Document and Entity Information	Jul. 26, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2022
Entity Registrant Name	Stride, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33883
Entity Tax Identification Number	95-4774688
Entity Address, Address Line One	11720 Plaza America, 9th Floor
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	483-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001157408
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LRN
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2300 Corporate Park Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171